Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,997,212	$ 470,328	¥ 10,915,282	¥ 5,934,742
Short-term investments	1,348,255	211,571	3,358,174
Accounts receivable, net	2,747,774	431,186	3,344,433
Prepayments and other assets	3,266,523	512,589	3,515,855
Amounts due from related parties	155,512	24,403	96,111
Licensed copyrights, net	931,189	146,124	1,035,339
Total current assets	11,524,117	1,808,386	22,290,424
Fixed assets, net	1,344,784	211,026	1,393,467
Deferred tax assets, net	31,351	4,920	51,347
Licensed copyrights, net	7,258,042	1,138,945	6,435,055
Intangible assets, net	545,305	85,570	627,198
Produced content, net	10,951,078	1,718,463	6,556,084
Goodwill	3,888,346	610,166	3,888,346
Amounts due from related parties	81,000	12,711	39,400
Total non-current assets	30,948,048	4,856,424	25,895,005
Total assets	42,472,165	6,664,810	48,185,429
Current liabilities:
Convertible senior notes	0	0	4,752,061
Total current liabilities	22,476,470	3,527,048	24,854,578
Non-current liabilities:
Convertible senior notes	12,652,172	1,985,402	16,678,776
Deferred tax liabilities	3,127	491	4,588
Amounts due to related parties	780,615	122,496	977,407
Other non-current liabilities	260,931	40,946	210,167
Total non-current liabilities	14,322,582	2,247,527	13,886,553
Total liabilities	36,799,052	5,774,575	38,741,131
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	49,642,014	7,789,915	47,687,483
Accumulated deficit	(47,163,773)	(7,401,025)	(40,973,853)
Accumulated other comprehensive income	2,709,002	425,102	2,542,680
Total liabilities, mezzanine equity and shareholders’ equity	42,472,165	6,664,810	48,185,429
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	173	27	165
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	183	29	183
iQIYI, INC
Current assets:
Cash and cash equivalents	1,615,953	253,578	5,101,693
Short-term investments	0	0	263,005
Prepayments and other assets	12,350	1,938	9,313
Amounts due from entities within the Group	16,285,294	2,555,519	20,666,711
Total current assets	17,913,597	2,811,035	26,040,722
Total non-current assets	0	0	0
Total assets	17,913,597	2,811,035	26,040,722
Current liabilities:
Convertible senior notes	0	0	4,752,061
Accrued expenses and other liabilities	70,823	11,114	89,905
Total current liabilities	70,823	11,114	4,841,966
Non-current liabilities:
Convertible senior notes	12,652,172	1,985,402	11,926,715
Other non-current liabilities	3,003	471	15,383
Total non-current liabilities	12,655,175	1,985,873	11,942,098
Total liabilities	12,725,998	1,996,987	16,784,064
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	49,642,014	7,789,915	47,687,483
Accumulated deficit	(47,163,773)	(7,401,025)	(40,973,853)
Accumulated other comprehensive income	2,709,002	425,102	2,542,680
Total shareholders’ equity	5,187,599	814,048	9,256,658
Total liabilities, mezzanine equity and shareholders’ equity	17,913,597	2,811,035	26,040,722
iQIYI, INC | Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	173	27	165
iQIYI, INC | Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 183	$ 29	¥ 183